Concentrations of Risk (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of revenue and outstanding receivable
	Year ended December 31, 2022		December 31, 2022
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$6,816,652	22%	$305,841
Customer B	$5,823,065	19%	$432,858

Schedule of related net loans receivables balance percentage of total combined loans receivables
	As of December 31,
	2022	2021
Customer C	—	59.0%
Customer D	37.4%	15.3%
Customer E	31.6%	13.0%
Customer F	31.0%	12.6%